Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Subsequent events have been reviewed through February 27, 2020, the date on which these audited Consolidated Financial Statements were issued.

Segment Change
During the first quarter of 2020, AltaGas began evaluating the structure of its business following asset sales that were completed as part of its 2019 asset monetization program. As a result of these changes, AltaGas has refocused on its core Utilities and Midstream segments and will no longer have a Power segment beginning in the first quarter of 2020. Consistent with Management’s strategic view of the business and the basis on which it assesses performance and allocates resources, beginning in 2020, segmented financial information will be presented under the Utilities, Midstream, and Corporate/Other segments. The retail energy marketing operations for natural gas and electricity, which were previously included in the Midstream and Power segments, respectively, will be included within the Utilities segment, and other remaining Power assets will be included in within Corporate/Other.

Petrogas Put Option
On January 2, 2020, AltaGas advised that AltaGas Idemitsu Joint Venture Limited Partnership (AIJVLP) has received notice (the Put Notice) from SAM Holdings Ltd. (SAM) of its exercise of a put option (the Put Option) with respect to SAM's approximately one-third interest in Petrogas Energy Corp. (Petrogas). AIJVLP, a limited partnership owned 50 percent by AltaGas and 50 percent by Idemitsu Kosan Co., Ltd. (Idemitsu), owns the other approximately two-thirds of the outstanding common shares of Petrogas. Pursuant to the Petrogas unanimous shareholders agreement, a valid exercise of the Put Option by SAM after October 1, 2019, triggers a requirement for AIJVLP to purchase SAM's approximately one-third interest in Petrogas at the fair market value thereof, as determined by third-party valuators. AltaGas anticipates funding its portion of any such obligation with internal cash flow, the sale of remaining non-core assets and debt.

Constitution Pipeline
In February 2020, following evaluations of the diminished underlying economics for the proposed Constitution pipeline project, the partners of Constitution Pipeline Company, LLC elected not to proceed with the project. AltaGas held a 10 percent equity interest in Constitution. Upon the acquisition of WGL, AltaGas assigned a value of $nil to Constitution.